Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended
	Oct. 17, 2016	Apr. 30, 2017	Apr. 30, 2025	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
Multi-Manager Directional Alternative Strategies Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Institutional Class
Accumulated Value	$ 10,000	$ 10,638		$ 11,454	$ 10,806	$ 9,639	$ 11,615	$ 12,825	$ 12,384	$ 13,912	$ 15,706
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500®Index
Accumulated Value	10,000	11,334		12,838	14,570	14,696	21,454	21,499	22,072	27,074	30,349
HFRX Equity Hedge Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			HFRX Equity Hedge Index
Accumulated Value	10,000	10,485		11,217	10,772	10,125	12,364	12,847	12,876	13,921	14,666
Wilshire Liquid Alternative Equity Hedge Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Wilshire Liquid Alternative Equity Hedge Index
Accumulated Value	10,000	10,468		10,730	10,799	10,236	12,351	12,403	12,506	14,012	14,596
MSCI World Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index (Net)
Accumulated Value	$ 10,000	$ 11,237		$ 12,722	$ 13,546	$ 13,004	$ 18,898	$ 18,233	$ 18,813	$ 22,272	$ 24,979